Income Taxes - Income Before Income Taxes, Effective Tax Rate Reconciliation, and Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of income before income taxes as used for income tax purposes
Domestic	$ 1,504,990	$ 1,440,511	$ 1,113,528
Foreign	90,243	108,455	144,698
Income before income taxes	$ 1,595,233	$ 1,548,966	$ 1,258,226
Reconciliation of the statutory federal income tax rate to the effective tax rate
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes	2.30%	2.60%	2.80%
Investment vehicles	(1.50%)	(1.60%)	(2.50%)
Domestic production activities	(2.90%)	(2.20%)	(2.50%)
Employee share-based payments	(2.80%)
Other - net	(1.10%)	(1.80%)	(1.60%)
Effective tax rate	29.00%	32.00%	31.20%
Reconciliation of unrecognized tax benefits
Balance at beginning of year	$ 33,873	$ 31,560	$ 30,997
Additions based on tax positions related to the current year	5,674	4,228	3,370
Additions for tax positions of prior years	3,890	8,450	4,428
Reductions for tax positions of prior years	(5,901)	(4,862)	(2,349)
Settlements	(3,763)	(968)	(4,089)
Lapses of Statutes of Limitations	(968)	(4,535)	(797)
Balance at end of year	$ 32,805	$ 33,873	$ 31,560